Cash Flow Reconciliations - Reconciliation of equity offerings arising from financing activities (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Cash flows
Proceeds from public offerings and issuances of common units and general partner units (net of underwriting discounts and commissions)		$ 1,996	$ 960	[1]
Proceeds from public offering of preference units (net of underwriting discounts and commissions)	[1]		111,544
Equity offering/related costs		(890)	(662)	[1]
Net proceeds from equity offerings/modifications in the period		1,106	111,842
Non-cash items
Equity offering/related costs		401	276
Net proceeds from equity offerings/modifications in the period		401	276
Total
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)		1,996	960
Proceeds from public offering of preference units (net of underwriting discounts and commissions)			111,544
Equity offering/related costs		(489)	(386)
Net proceeds from equity offerings/modifications in the period		$ 1,507	$ 112,118

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).